HEDGE ACCOUNTING - Fair value hedges (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Nov. 02, 2016 USD ($)
Disclosure of detailed information about hedges [line items]
Assets	$ 44,248	$ 156,220
Liabilities	$ 55,813	$ 56,627	$ 500
Securities issued or secured by Government and Corporate issuers [member]
Disclosure of detailed information about hedges [line items]
Notional amount	81,614	70,366
Assets	$ 19,073	$ 71,062
Change in fair value	$ (6,382)	$ (4,948)
Bonds issued [member]
Disclosure of detailed information about hedges [line items]
Notional amount		343,250
Liabilities		$ 388,754
Change in fair value		$ (26,427)
Interest rate swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount	81,614	70,366
Liabilities	$ 18,973	$ 21,438
Change in fair value	$ 5,872	$ 29,695
Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount		343,250
Assets		$ 32,895
Change in fair value		$ 5,427